Bank overdrafts, bonds and bank loans	12 Months Ended
Dec. 31, 2022
Disclosure of bank overdraft bonds and bank loans [abstract]
Bank overdrafts, bonds and bank loans
21. Bank overdrafts, bonds and bank loans
Amounts falling due within one year:

	2022	2021
	£m	£m
Bank overdrafts	505.7	342.3
Corporate bonds and bank loans	663.3	224.9
	1,169.0	567.2
The Group considers that the carrying amount of bank overdrafts approximates their fair value.
Amounts falling due after more than one year:

	2022	2021
	£m	£m
Corporate bonds and bank loans	3,801.8	4,216.8
The Group estimates that the fair value of corporate bonds is £4,049.1 million at 31 December 2022 (2021: £4,790.3 million). The fair values of the corporate bonds are based on quoted market prices and is within Level 1 of the fair value hierarchy.
The Group considers that the carrying amount of bank loans of £nil (2021: £14.7 million) approximates their fair value.
The corporate bonds, bank loans and overdrafts included within liabilities fall due for repayment as follows:

	2022	2021
	£m	£m
Within one year	1,169.0	567.2
Between one and two years	618.0	629.2
Between two and three years	441.5	550.4
Between three and four years	658.8	418.8
Between four and five years	661.1	623.6
Over five years	1,422.4	1,994.8
	4,970.8	4,784.0